Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Earnings Per Share (EPS) [Abstract]
Schedule of basic and diluted earnings per share
	2022	2021	2020
Numerator
Profit for the year (S/000)	176,828	153,170	57,894
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107

Basic and diluted earnings per share (S/)	0.41	0.36	0.14